Grant and Subsidy Income - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended
	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 EUR (€)	Jul. 31, 2024 CAD ($)	May 31, 2022 CAD ($)
Grant And Subsidy Income [Abstract]
Grant awarded				$ 6
Grant income	$ 6	€ 0.1	$ 138